Note 8 - Common Stock (Tables)	12 Months Ended
Mar. 31, 2014
Stockholders' Equity Note [Abstract]
Common Stock Issued and Cash Received in Purchase Agreement
Month	Description	Number of Shares of Common Stock Issued	Share Price	Gross Proceeds
April 2012	Initial purchase shares	599,880	$1.667	$1,000
April 2012	Initial commitment shares	160,000	—	—
April 2012	Initial additional commitment shares (1)	15,333	—	—
		775,213		$1,000